Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	2022 Number	2022 £	2021 Number	2021 £	2020 Number	2020 £
At 31 December
Ordinary shares of £0.001 each	5,417,137	108,343	4,923,420	98,468	3,153,694	63,074
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,108,344		1,098,469		1,063,075

Schedule Of Ordinary and Deferred Shares

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2020		1,174,752	1,000,001
2020
18 May 2020	Placing & Registered Direct Offering	787,878		5.4000	4,255
27 July 2020	Placing	1,064,814		5.4000	5,750
19 August 2020	Exercise of warrants	125,000		6.2642	783
30 September 2020	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
At 31 December 2020		3,153,694	1,000,001
19 February 2021	Exercise of warrants	15,340		5.9600	91
6 July 2021	Placing	1,754,386		5.7000	10,000
At 31 December 2021		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1		200.0000	–
3 May 2022	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
19? December 2022	Registered Direct Offering	492,466		0.6660	321
At 31 December 2022		5,417,137	1,000,001